TRADE RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
SCHEDULE OF TRADE RECEIVABLES

As of June 30, 2021, and December 31, 2020, trade receivables consist of the following:

	June 30, 2021	December 31, 2020
Accounts receivable	$80,688	$44,296
Allowance for doubtful accounts	(7,787)	(16,422)
Total trade receivables, net	$72,901	$27,874

As of December 31, 2020 and 2019, trade receivables consists of the following:

	December 31, 2020	December 31, 2019
Accounts receivables	$44,296	$82,927
Allowance for doubtful accounts	(16,422)	(8,134)
Total trade receivables, net	$27,874	$74,793